Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Note 6.	Goodwill and Intangible Assets

The changes in the carrying amount of goodwill by business segment are as follows (in millions):

	Medical Devices	S&IP	Total
Balance at December 31, 2012	$684.6	$749.5	$1,434.1
Acquisitions	2.7	—	2.7
Currency changes	(1.0)	(5.7)	(6.7)

Balance at December 31, 2013	686.3	743.8	1,430.1
Currency changes	(4.7)	0.7	(4.0)

Balance at December 31, 2014	$681.6	$744.5	$1,426.1

At December 31, 2014 and 2013, we had IPR&D included in intangible assets of $7 million for both periods. The IPR&D is not subject to amortization until the project is complete.

Intangible assets subject to amortization consist of the following (in millions):

	As of December 31,
	2014			2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	$126.6	$(86.1)	$40.5	$126.6	$(82.2)	$44.4
Patents and acquired technologies	149.1	(99.3)	49.8	149.9	(76.1)	73.8
Other	48.3	(37.0)	11.3	49.2	(32.9)	16.3

Total	$324.0	$(222.4)	$101.6	$325.7	$(191.2)	$134.5

Amortization expense for intangible assets was $32 million, $29 million and $19 million for the years ended December 31, 2014, 2013 and 2012, respectively. We estimate amortization expense for the next five years and beyond will be as follows (in millions):

For the years ending December 31,
2015	$25.4
2016	20.2
2017	14.9
2018	11.1
2019	6.9
Thereafter	23.1

Total	$101.6